Average Annual Total Returns (Vanguard Total Bond Market Index Fund Retail)	Vanguard Total Bond Market Index Fund Vanguard Total Bond Market Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Vanguard Total Bond Market Index Fund Vanguard Total Bond Market Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Total Bond Market Index Fund Vanguard Total Bond Market Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Total Bond Market Index Fund Vanguard Total Bond Market Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Barclays U.S. Aggregate Bond Index Vanguard Total Bond Market Index Fund Vanguard Total Bond Market Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Barclays U.S. Aggregate Bond Index Vanguard Total Bond Market Index Fund Vanguard Total Bond Market Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Barclays U.S. Aggregate Float Adjusted Index Vanguard Total Bond Market Index Fund Vanguard Total Bond Market Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Barclays U.S. Aggregate Float Adjusted Index Vanguard Total Bond Market Index Fund Vanguard Total Bond Market Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Spliced Barclays U.S. Aggregate Float Adjusted Index Vanguard Total Bond Market Index Fund Vanguard Total Bond Market Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Spliced Barclays U.S. Aggregate Float Adjusted Index Vanguard Total Bond Market Index Fund Vanguard Total Bond Market Index Fund - Admiral Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.76%	5.89%	4.55%	3.28%	5.97%	5.97%	5.85%	5.85%	5.85%	5.85%
Five Years	4.25%	4.37%	3.05%	2.84%	4.45%	4.45%	4.48%	4.48%	4.48%	4.48%
Ten Years	4.57%	4.68%	3.14%	3.01%	4.71%	4.71%	none	none	4.72%	4.72%